Loans and Related Allowance for Credit Losses, Loan Purchases, Sales, and Transfers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	$ 1,655	$ 843
Sales and net transfers (to)/from LHFS	(4,638)	(2,856)
Total Commercial [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	1,648	839
Sales and net transfers (to)/from LHFS	(4,483)	(2,662)
Total Consumer [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	7	4
Sales and net transfers (to)/from LHFS	$ (155)	$ (194)